Share based compensation (Details 6)	12 Months Ended
Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Time to maturity in years	5 years
Expected return (risk-free rate)	1.08%
Expected volatility	48.00%
Monte Carlo [Member]
Defined Benefit Plan Disclosure [Line Items]
Time to maturity in years	8 years 3 months
Expected return (risk-free rate)	0.82%
Expected volatility	66.80%
Trading days per year	251 days